Trade and other receivables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2017	December 31, 2016
Trade receivables	$21,443	$11,026
Other	1,637	3,898
	$23,080	$14,924